CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 48,439	$ 6,636	¥ 41,592
Restricted cash	2,654	364	2,391
Short-term investments	28,475	3,900	17,748
Accounts receivable, net (Allowance for credit losses of RMB206 million and RMB190 million as of December 31, 2023 and 2024, respectively)	12,459	1,707	11,410
Due from related parties (Allowance for credit losses of RMB47 million and RMB72 million as of December 31, 2023 and 2024, respectively)	¥ 2,803	$ 384	¥ 2,842
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Prepayments and other current assets (Allowance for credit losses of RMB243 million and RMB360 million as of December 31, 2023 and 2024, respectively)	¥ 17,290	$ 2,369	¥ 12,749
Total current assets	112,120	15,360	88,732
Long-term prepayments and other assets	¥ 454	$ 62	663
Long-term receivables due from related parties			¥ 25
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Land use rights	¥ 77	$ 11	¥ 80
Property, equipment and software	5,053	692	5,142
Investments	47,194	6,466	49,342
Goodwill	60,911	8,345	59,372
Intangible assets	12,763	1,748	12,564
Right-of-use assets	755	103	641
Deferred tax assets	3,254	446	2,576
Total assets	242,581	33,233	219,137
Current liabilities:
Short-term debt and current portion of long-term debt	19,433	2,662	25,857
Accounts payable	16,578	2,271	16,459
Due to related parties	397	54	303
Salary and welfare payable	5,343	732	5,348
Taxes payable	2,117	290	2,038
Advances from customers	18,029	2,470	13,380
Accrued liability for rewards program	2,452	336	1,044
Other payables and accruals	9,661	1,324	7,982
Total current liabilities	74,010	10,139	72,411
Deferred tax liabilities	4,098	561	3,825
Long-term debt	20,134	2,758	19,099
Long-term lease liability	561	77	477
Other long-term liabilities	296	41	319
Total liabilities	99,099	13,576	96,131
Commitments and contingencies (Note 19)
Mezzanine equity	743	102
SHAREHOLDERS' EQUITY
Share capital (US$0.00125 par value; 1,400,000,000 shares authorized, issued shares as of December 31, 2023 and 2024: 674,287,738 and 689,450,266; outstanding shares as of December 31, 2023 and 2024: 644,089,050 and 653,270,717)	6	1	6
Additional paid-in capital	101,187	13,863	97,428
Statutory reserves	2,694	369	2,072
Accumulated other comprehensive loss	(1,431)	(197)	(2,400)
Retained earnings	45,251	6,199	28,806
Less: Treasury stock	(5,900)	(808)	(3,728)
Total Trip.com Group Limited shareholders' equity	141,807	19,427	122,184
Non-controlling interests	932	128	822
Total shareholders' equity	142,739	19,555	123,006
Total liabilities, mezzanine equity and shareholders' equity	¥ 242,581	$ 33,233	¥ 219,137